STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income	$ 2,494,114	$ 566,233	$ (417,407)	$ 2,675,037
Adjustment to reconcile net income to cash flows from operating activities:
Amortization of intangible asset	6,206	0	0	11,696
Changes in Operating Assets and Liabilities:
Accounts receivables	(1,509,231)	(444,473)
Note receivable	(564,562)	0
Trade Receivables			0	(2,489,993)
Other receivables	227,063	(20,688)	0	(258,282)
Intangible asset	0	(54,679)		(58,480)
Prepayments	(1,407,521)	(56,422)	0	(41,141)
Amount due to related parties	144,000	(1,338,014)	254,515	0
Accounts payables	176,447	0
Trade payable			0	7,802
Accrued expenses	229,682	142,628	32,000	220,658
Right of use assets	272,426	0	0	(2,684,330)
Lease liabilities	(277,733)	0	0	2,902,151
Other payables	(753,280)	5,731		48,524
Tax payables				828,695
Net Cash Used in Operating Activities:	(962,389)	(1,199,684)	(130,892)	1,162,337
Cash flow from investing activity:
Office equipment	(170,265)	0
Net cash provided by investing activity:	(170,265)	0
Cash flow from financing activities:
Proceeds from issuance of common stock			222,020	835,500
Share issued for cash	0	219,202
Share to be issued			5,000,000	0
Note receivable			0	(2,957,622)
Related party loan			1,500,000	(1,560,020)
Net cash provided by financing activities:	0	219,202	6,722,020	(3,682,142)
Effect of exchange rate changes on cash	(297,485)	(60,620)	0	569,280
Change in Cash and Cash Equivalents:	(1,430,139)	(1,041,102)	6,591,128	(1,950,525)
Cash and Cash Equivalents, Beginning of Period	4,640,603	6,591,128	0	6,591,128
Cash and Cash Equivalents, End of Period	3,210,464	5,550,026	6,591,128	4,640,603
Supplemental Cash Flow Information:
Cash paid for interest	0	0	0	0
Cash paid for taxes	$ 1,078,125	$ 0	$ 0	$ 1,162,556